BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2014
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Condensed Financial Statements – The accompanying condensed consolidated financial statements prepared by Ring Energy, Inc. and its subsidiary (the “Company” or “Ring”) have not been audited by an independent registered public accounting firm. In the opinion of the Company’s management, the accompanying unaudited financial statements contain all adjustments necessary for fair presentation of the results of operations for the periods presented, which adjustments were of a normal recurring nature, except as disclosed herein. The results of operations for the three and six months ended June 30, 2014, are not necessarily indicative of the results to be expected for the full year ending December 31, 2014.

Certain notes and other disclosures have been omitted from these interim financial statements. Therefore, these financial statements should be read in conjunction with the Company’s 2013 Annual Report on Form 10-K.

Organization and Nature of Operations – The Company is a Nevada corporation that owns interests in oil and natural gas properties located in Texas and Kansas. The Company’s oil and natural gas sales, profitability and future growth are dependent upon prevailing and future prices for oil and natural gas and the successful acquisition, exploration and development of oil and natural gas properties. Oil and natural gas prices have historically been volatile and may be subject to wide fluctuations in the future. A substantial decline in oil and natural gas prices could have a material adverse effect on the Company’s financial position, results of operations, cash flows and quantities of oil and natural gas reserves that may be economically produced.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Changes in the future estimated oil and natural gas reserves or the estimated future cash flows attributable to the reserves that are utilized for impairment analysis could have a significant impact on the Company’s future results of operations.

Consolidation – The accompanying consolidated financial statements include the accounts, operations and cash flows of Stanford Energy, Inc. (“Stanford”) for all periods presented and the consolidated operations and cash flows of Ring Energy, Inc. from June 28, 2012. All significant intercompany balances and transactions have been eliminated in consolidation.

Concentration of Credit Risk and Major Customer – The Company had cash in excess of federally insured limits at June 30, 2014. During the six months ended June 30, 2014, sales to two customers represented 86% and 11%, respectively, of the Company’s oil and gas revenues. At June 30, 2014, these customers made up 78% and 12%, respectively, of the Company’s accounts receivable.

Oil and Gas Properties – The Company uses the full cost method of accounting for oil and gas properties. Under this method, all costs associated with the acquisition, leasing, exploration, and development of oil and gas reserves are capitalized. Costs capitalized include acquisition costs, estimated future costs of abandonment and site restoration, geological and geophysical expenditures, lease rentals on undeveloped properties and costs of drilling and equipping productive and non-productive wells. Drilling costs include directly related overhead costs. Capitalized costs are generally categorized either as being subject to amortization or not subject to amortization. All of the Company’s costs are subject to amortization.

All capitalized costs of oil and gas properties, plus estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves as determined by independent engineers. The Company evaluates oil and gas properties for impairment at least annually. Amortization expense for the three and six months ended June 30, 2014, was $3,477,816 and $5,008,012, based on depletion at the rate of $26.80 per barrel of oil equivalent compared to $396,662 and $740,270, respectively, for the three and six months ended June 30, 2013, based on depletion at the rate of $23.33 per barrel of oil equivalent. These amounts include $25,741 and $47,427, respectively, of depreciation for the three and six months ended June 30, 2014 compared to $13,902 and $25,406 of depreciation for the three and six months ended June 30, 2013, respectively.

In addition, capitalized costs are subject to a ceiling test which limits such costs to the estimated present value of future net revenues from proved reserves, discounted at a 10% interest rate, based on current economic and operating conditions, plus the lower of cost or fair value of unproved properties. Consideration received from sales or transfers of oil and gas property is accounted for as a reduction of capitalized costs. Revenue is not recognized in connection with contractual services performed on properties in which the Company holds an ownership interest.

Office Equipment – Office equipment is valued at historical cost adjusted for impairment loss less accumulated depreciation. Historical costs include all direct costs associated with the acquisition of office equipment and placing such equipment in service. Depreciation is calculated using the straight-line method based upon an estimated useful life of 5 to 7 years.

Asset Retirement Obligation – The Company records a liability in the period in which an asset retirement obligation (“ARO”) is incurred, in an amount equal to the discounted estimated fair value of the obligation that is capitalized. Thereafter, this liability is accreted up to the final estimated retirement cost. An ARO is a future expenditure related to the disposal or other retirement of certain assets. The Company’s ARO relates to future plugging and abandonment expenses of its oil and natural gas properties and related facilities disposal.

Revenue Recognition – The Company predominantly derives its revenues from the sale of produced oil and natural gas. Revenue is recorded in the month the product is delivered to the purchasers. At the end of each month, the Company recognizes oil and natural gas sales based on estimates of the amount of production delivered to purchasers and the price to be received. Variances between the Company’s estimated oil and natural gas sales and actual receipts are recorded in the month the payments are received.

Share-Based Employee Compensation – The Company has outstanding stock option grants to directors, officers and employees, which are described more fully in Note 6. The Company recognizes the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the related compensation expense over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.

Share-Based Compensation to Non-Employees – The Company accounts for share-based compensation issued to non-employees as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The measurement date for these issuances is the earlier of (i) the date at which a commitment for performance by the recipient to earn the equity instruments is reached or (ii) the date at which the recipient’s performance is complete.

Recent Accounting Pronouncements – In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update 2014-09 establishing Accounting Standards Codification Topic 606, “Revenue from Contracts with Customers” (ASC 606). ASC 606 establishes a comprehensive new revenue recognition model designed to depict the transfer of goods or services to a customer in an amount that reflects the consideration the entity expects to be entitled to receive in exchange for those goods or services and requires significantly enhanced revenue disclosures. The standard is effective for annual reporting periods beginning after December 15, 2016, and interim periods within the reporting period. Accordingly, we expect to adopt this standard in the first quarter of 2017. ASC 606 allows either full retrospective or modified retrospective transition and early adoption is not permitted. We are currently evaluating the impact of this new pronouncement on our financial statements.

Basic and Diluted Earnings (Loss) per Share – Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share reflects the potential dilution that could occur if all contracts to issue common stock were converted into common stock, except for those that are anti-dilutive. The dilutive effect of stock options and other share-based compensation is calculated using the treasury method with an offset from expected proceeds upon exercise of the stock options and unrecognized compensation expense.